SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of operating leases - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Schedule of operating leases [Abstract]
Operating cash flows for operating leases	$ 265,583	$ 240,417
Weighted average remaining lease term (in years) – operating lease	7 months 6 days	2 years 6 months	1 year 1 month 6 days
Weighted average discount rate – operating lease	14.00%	14.00%	14.00%